Insurance Contracts - Summary of Credit Risk of Insurance Contracts (Details) - Non-life insurance contracts [member] - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Ceded Credit Risk [Line Items]
Reinsurance assets	[1]	₩ 1,342,615	₩ 1,199,354
Receivables from reinsurers	[2]	377,619	252,064
Total		₩ 1,720,234	₩ 1,451,418
KOREAN RE | AA
Ceded Credit Risk [Line Items]
Ratio		38.65%
MUNICH RE | AAA
Ceded Credit Risk [Line Items]
Ratio		5.75%
ALLIANZ GLOBAL | AAA
Ceded Credit Risk [Line Items]
Ratio		5.67%

[1]	Net carrying amount after impairment losses
[2]	Net carrying amount after allowances for credit losses